NVIT BlackRock Managed Global Allocation Fund Investment Strategy - NVIT BlackRock Managed Global Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund consists of two main components. First, a majority of its portfolio, referred to herein as the “Core Sleeve,” operates as a “fund-of-funds” that invests in the BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Underlying Fund”). The Underlying Fund is designed for investors seeking high total investment return. The remainder of the Fund, referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or mutual funds that themselves invest in such securities) or is held in cash. In an attempt to manage the volatility of the Fund’s portfolio over a full market cycle, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and the Volatility Overlay is intended to result in a single Fund that is designed to offer a diversified portfolio that invests flexibly across multiple asset classes, regions and sectors, blended with a strategy that seeks to mitigate equity market risk and manage the Fund’s volatility over a full market cycle. The Volatility Overlay may not be successful in reducing volatility, in particular, frequent or short-term volatility with little or no sustained market direction, and it is possible that the Volatility Overlay will result in underperformance or losses greater than if the Fund did not implement the Volatility Overlay. The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a period of time. A high level of volatility means that the Fund’s value is expected to increase or decrease significantly over a period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly. The Fund is intended to be used primarily in connection with guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and is designed to help reduce a contract owner’s exposure to equity investments when equity markets are more volatile. The purpose of the Volatility Overlay is to minimize the costs and risks to Nationwide Life of supporting these guaranteed benefits. Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. The Underlying Fund invests in a portfolio of equity, debt and money market securities. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that its investment adviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, mortgage-backed and asset-backed securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers. The Underlying Fund also may invest in debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in high-yield bonds (commonly known as “junk bonds”), corporate loans and distressed securities. The Underlying Fund also may invest in real estate investment trusts (“REITs”) and securities related to real assets (such as real estate- or precious metals-related securities) and stock, bonds or convertible bonds issued by REITs or companies that mine precious metals. The Underlying Fund relies on the professional judgment of its investment adviser to make decisions about the Underlying Fund’s portfolio investments. The Underlying Fund’s investment adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This flexibility allows its investment adviser to look for investments in markets around the world, including emerging markets, that the investment adviser believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization. Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when its investment adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund’s investment adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition, the Underlying Fund seeks to actively manage its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of its investment strategy. The Underlying Fund also invests in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on its investment adviser’s outlook. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 40% or more—unless market conditions are not deemed favorable by its investment adviser, in which case the Underlying Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the United States; (iii) issuers which primarily trade in a market located outside the United States; or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or that have at least 50% of their sales or assets outside the United States The Underlying Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Underlying Fund may deviate very substantially from these aforementioned allocations. The Underlying Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts both to seek to increase returns and to hedge the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may invest in indexed securities and inverse securities. The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund also may gain exposure to commodity markets by investing up to 25% of its total assets in BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary also may hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, nonfundamental and certain other investment restrictions as the Underlying Fund. Although the amount of the Fund’s assets allocated to the Core Sleeve was approximately 94% as of December 31, 2025, this amount may fluctuate within a general range of 90%-100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0%-10% in inverse correlation with the Core Sleeve, although this amount was 6% as of December 31, 2025. The Fund’s investment adviser generally buys or sells shares of the Underlying Fund in order to meet or change the target allocation between the Core Sleeve and the Volatility Overlay or in response to shareholder redemption activity. The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio over a full market cycle by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or mutual funds that themselves invest in such securities) or holds cash that may be used to meet margin requirements and other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high or stock market values are falling, the Volatility Overlay typically will seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Nationwide Fund Advisors (“NFA” or the “Adviser”) is the investment adviser to the Fund and also is responsible for managing the Core Sleeve’s investment in the Underlying Fund. Nationwide Asset Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers. However, the Underlying Fund in which the Fund invests is diversified.